Consolidated statements of financial position - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Non-current assets [abstract]
Goodwill	$ 6,671.3	$ 6,805.0
Other intangible assets	5,942.3	6,629.3
Property, plant and equipment	140.5	144.3
Derivative asset	0.0	86.4
Long-term pension assets	17.1	16.7
Contract-related costs	31.5	0.0
Other non-current assets	44.0	38.8
Total non-current assets	12,846.7	13,720.5
Current assets [abstract]
Inventories	0.1	0.2
Trade and other receivables	1,032.9	1,272.0
Contract-related costs	19.3	0.0
Current tax receivables	40.1	24.5
Cash and cash equivalents	355.7	620.9
Current assets before assets held for sale	1,448.1	1,917.6
Current assets classified as held for sale	0.0	1,142.5
Total current assets	1,448.1	3,060.1
Total assets	14,294.8	16,780.6
Current liabilities [abstract]
Trade and other payables	611.0	676.9
Borrowings	0.0	3.7
Finance leases	11.8	13.6
Provisions	29.3	57.4
Current tax liabilities	104.0	124.1
Contract liabilities	1,045.9	1,134.7
Current liabilities Before liabilities held for sale	1,802.0	2,010.4
Current liabilities classified as held for sale	0.0	437.7
Total current liabilities	1,802.0	2,448.1
Non-current liabilities [abstract]
Contract liabilities	149.9	178.1
Borrowings	4,670.7	4,842.2
Finance leases	11.7	14.9
Derivative liability	36.5	0.0
Retirement benefit obligations	141.4	110.4
Provisions	49.1	35.4
Other non-current liabilities	50.4	58.0
Current tax liabilities	119.7	131.0
Deferred tax liabilities	987.1	1,170.5
Total non-current liabilities	6,216.5	6,540.5
Total liabilities	8,018.5	8,988.6
Net assets	6,276.3	7,792.0
Capital and reserves
Share capital	47.2	65.8
Share premium account	44.0	41.0
Merger reserve	1,739.8	3,724.4
Capital redemption reserve	2,485.0	666.3
Hedging reserve	(29.6)	70.0
Retained earnings	2,250.7	3,275.2
Foreign currency translation reserve	(262.1)	(51.7)
Total equity attributable to owners of the parent	6,275.0	7,791.0
Non-controlling interests	1.3	1.0
Total equity	$ 6,276.3	$ 7,792.0